Right of use assets, net and lease liability	12 Months Ended
Dec. 31, 2024
Right of use assets, net and lease liability
Right of use assets, net and lease liability

18.         Right-of- use assets, net and lease liability

As lessee

Lease contracts entered into by the Company are as follows:

In October 2008, the Company acquired the shares of Consorcio Grupo Hotelero T2, S.A. de C.V. As a result of this acquisition, the Company assumed the commitments established in the lease agreement signed with the Mexico City International Airport for a period of 20 years, to construct, prepare and operate a hotel, and manage commercial areas at Terminal 2 of the Mexico City International Airport, establishing a minimum guaranteed income (“MGI”), which updated amounted to 2024 was Ps.39,033 annually, or a royalty of the 18% of the hotel’s revenue, whichever is greater. The MGI will be adjusted on an annual basis using Mexico’s Consumer Price Index (“NCPI” or “INPC,” for its acronym in Spanish).

a.	The following is a summary of the right-of-use assets and the lease liability:

Cost	Buildings		Other		Total
Balance as of January 1, 2022	Ps.	244,908	Ps.	41,835	Ps.	286,743
Remediations		8,687		6,199		14,886
Decreases		—		(6,990)		(6,990)
Balance as of December 31, 2022		253,595		41,044		294,639
Remediations		17,994		8,316		26,310
Decreases		(3,251)		(1,330)		(4,581)
Balance as of December 31, 2023		268,338		48,030		316,368
Remediations		9,781		10,264		20,045
Decreases		—		(2,358)		(2,358)
Balance as of December 31, 2024	Ps.	278,119	Ps.	55,936	Ps.	334,055

Depreciation
Balance as of January 1, 2022	Ps.	(67,050)	Ps.	(22,562)	Ps.	(89,612)
Depreciation of the year		(34,060)		(9,987)		(44,047)
Decreases		—		4,024		4,024
Balance as of December 31, 2022		(101,110)		(28,525)		(129,635)
Depreciation of the year		(33,447)		(7,654)		(41,101)
Decreases		2,471		1,339		3,810
Balance as of December 31, 2023		(132,086)		(34,840)		(166,926)
Depreciation of the year		(33,053)		(8,537)		(41,590)
Decreases		—		760		760
Balance as of December 31, 2024	Ps.	(165,139)	Ps.	(42,617)	Ps.	(207,756)

b.	Amounts recognized in consolidated statement of profit or loss statement:

	2024		2023		2022
Depreciation expense of right of use assets	Ps.	41,590	Ps.	41,597	Ps.	43,189
Interest expense on lease liabilities		23,261		28,847		25,592

c.	The following is a summary of the undiscounted lease liability:

	2024		2023		2022
Maturity analysis:
Less than one year	Ps.	19,022	Ps.	43,535	Ps.	33,446
Greater than 1 year and less than 3 years		127,927		43,751		97,177
Greater than 3 years until maturity		32,041		105,893		77,582
Total	Ps.	178,990		193,179		208,205

The Company does not face a significant liquidity risk with respect to its lease liabilities. Lease liabilities are monitored through the Company’s treasury department.

d.

As of December 31, 2024, 2023 and 2022, the total cash outflow for leases amounted to Ps.63,034, Ps.58,780 and Ps.53,185 (excluding items disbursed in excess of the IMG as variable participation), respectively.

As lessor

Revenues from operating leases

Mainly related to leases entered into by the Company, which are based on monthly rental payments that generally increase each year based on the NCPI, and/or the greater of a guaranteed minimum monthly rent plus a percentage of the tenant’s monthly income. As of December 31, 2024, 2023 and 2022, the committed future rents to be received are as follows:

	Year ended December 31,
	2024		2023		2022
Duration:
Less than 1 year	Ps.	765,919	Ps.	668,636	Ps.	383,779
Greater than 1 year and less than 5 years		1,685,744		738,435		407,156
Greater than 5 years		663,232		369,289		111,757
Total	Ps.	3,114,895	Ps.	1,776,360	Ps.	902,692

Minimum lease payments in the table above do not include contingent rentals, such as increases by NCPI or increases by a percentage of the monthly income of the lessee. Contingent rental income recorded for the years ended December 31, 2024, 2023, and 2022 were Ps.448,863, Ps.414,934 and Ps.335,892, respectively.

Accrued operating lease income is detailed in note 26.